Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Document Period End Date	May 31, 2024
C000234172 [Member]
Shareholder Report [Line Items]
Fund Name	Stone Harbor Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	SHCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2024, the Fund’s Class I shares at NAV returned 11.17%. For the same period, the J.P. Morgan EMBI Global Diversified Index, a broad-based securities market index, returned 10.98% and the J.P. Morgan CEMBI Broad Diversified Index, which serves as the style-specific index, returned 9.46%.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The index limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. Qualifying corporate bonds have a face amount greater than USD 300 million and maturity greater than 2.5 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What impacted Fund performance over the reporting period?
Country exposures and issue selection contributed positively to Fund performance relative to its style-specific benchmark for the 12-month period ended May 31, 2024. Exposures in Latin America contributed most to relative performance. In other regions, overweight exposures in Ghana, Ukraine, and Macau, as well as underweight exposures in Qatar and China, enhanced performance. Issue selection in Brazil, Colombia, and Mexico were among the top positive contributors. In terms of industry attribution, overweight exposures and issue selection in exploration and production, electric, and gaming contributed positively, as did an underweight exposure and issue selection in financials. Issue selection in wireless was also a top contributor to performance. Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance during the period. Some of the positive performance attribution was offset by issue selection decisions in the Philippines and Indonesia.
FACTOR	IMPACT	SUMMARY
Mexico	Positive	Issue selection, particularly in Aeromexico and America Movil, enhanced relative returns.
Colombia	Positive	Overweight exposure and issue selection, particularly in Sierracol Energy and Gran Tierra Energy, enhanced relative returns.
The Philippines	Negative	Underweight exposure and issue selection, especially in SMC Global Power Holdings, detracted from relative performance.
Indonesia	Negative	Issue selection, particularly in Paiton Energy, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/24	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Bond Fund (Class I/SHCDX) at NAV(1)	11.17%	3.12%	3.59%
J.P. Morgan EMBI Global Diversified Index	10.98%	0.52%	2.58%
J.P. Morgan CEMBI Broad Diversified Index	9.46%	2.48%	3.50%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,877,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Fund net assets (‘000s)	$6,877
Total number of portfolio holdings	147
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		100%
Financial & Lease	21%
Electric	15%
Exploration & Production	15%
Gaming	8%
Metals, Mining & Steel	5%
Midstream	4%
Chemicals	4%
Retail Food & Drug	3%
Services Other	3%
Technology	3%
All other Corporate Bonds and Notes	19%
Total		100%
(1)	Percentage of total investments as of May 31, 2024.

C000234177 [Member]
Shareholder Report [Line Items]
Fund Name	Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class A
Trading Symbol	VSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2024, the Fund’s Class A shares at NAV returned 16.31%. For the same period, the J.P. Morgan EMBI Global Diversified Index, a broad-based securities market index, returned 10.98%.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What impacted Fund performance over the reporting period?
Country selection decisions contributed positively to relative performance for the 12-month period ended May 31, 2024, as did issue selection. Out-of-benchmark exposures to hard currency corporate debt also enhanced performance. Some of the positive performance attribution was offset by exposure in local currency debt. Attribution from movements in U.S. Treasuries was negative during the period. In terms of regional performance, Latin America – particularly an overweight in Venezuela – was the top contributor to relative performance, while in Asia, underweights in several countries, including China, Indonesia, Malaysia, and the Philippines also contributed positively.
FACTOR	IMPACT	SUMMARY
Venezuela	Positive	Overweight exposure in Venezuela enhanced relative performance during the period as U.S. sanctions were suspended as part of agreement for the Maduro administration to allow for free and fair elections.
China	Positive	Underweight exposure in China enhanced relative returns as the Chinese economy failed to sustain economic momentum and meaningfully ease the property market crisis.
Angola	Negative	Issue selection detracted from performance.
Indonesia	Negative	Exposures in local currency debt detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/24	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at NAV(1)	16.31%	4.35%
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP(2),(3)	11.95%	2.51%
J.P. Morgan EMBI Global Diversified Index	10.98%	2.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 257,124,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,451,000
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Fund net assets (‘000s)	$257,124
Total number of portfolio holdings	283
Total advisory fee paid (‘000s)	$1,451
Portfolio turnover rate as of the end of the reporting period	123%

Holdings [Text Block]
Asset Allocation(1)
Foreign Government Securities		69%
Corporate Bonds and Notes		28%
Exploration & Production	11%
Electric	4%
Metals, Mining & Steel	3%
Financials	2%
Industrial Other	2%
Financial & Lease	2%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		2%
Credit Linked Note		1%
Total		100%
(1)	Percentage of total investments as of May 31, 2024.

C000234181 [Member]
Shareholder Report [Line Items]
Fund Name	Stone Harbor Local Markets Fund
Class Name	Class A
Trading Symbol	VSHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2024, the Fund’s Class A shares at NAV returned 4.68%. For the same period, the J.P. Morgan EMBI Global Diversified Index, a broad-based securities market index, returned 10.98% and the J.P. Morgan GBI-EM Global Diversified Index, which serves as the style-specific index, returned 5.09%.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What impacted Fund performance over the reporting period?
Foreign exchange (FX) exposure and duration positioning contributed positively to relative performance for the 12 months ended May 31, 2024. Security selection and taxes also enhanced relative returns for the period. In FX, underweights in the Chilean peso and the Chinese yuan enhanced performance, while an underweight exposure in the Egyptian pound and an overweight exposure in the Indonesian rupiah detracted from performance. Within duration positioning, or adjusting the portfolio’s sensitivity to changes in interest rates, underweights to fixed income in countries where rates were rising, such as China, Thailand, and Turkey, enhanced performance, while overweights to fixed income in countries where rates were falling, such as Brazil, Mexico, and South Africa, detracted from relative returns. Allocations to Egypt, Mexico, and South Africa contributed most to relative performance, while some of the positive attribution was offset by allocations to China, Indonesia, and Thailand.
FACTOR	IMPACT	SUMMARY
Egypt	Positive	Security selection and taxes contributed positively.
Turkey	Positive	Duration underweight, or reduced sensitivity to changes in interest rates, contributed as the central bank tightened monetary policy significantly.
Thailand	Negative	Security selection and taxes detracted from performance, although some of the negative attribution was offset by positive attribution from duration underweight.
China	Negative	Security selection and taxes detracted from relative returns, but some of the negative attribution was offset by underweights in FX exposure and duration positioning.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/24	1 Year	Since Inception
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at NAV(1)	4.68%	2.04%
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP(2),(3)	0.76%	0.23%
J.P. Morgan EMBI Global Diversified Index	10.98%	2.87%
J.P. Morgan GBI-EM Global Diversified Index	5.09%	2.56%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 7,339,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 13,000
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Fund net assets (‘000s)	$7,339
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$13
Portfolio turnover rate as of the end of the reporting period	133%

Holdings [Text Block]	Asset Allocation(1)
Foreign Government Securities		96%
Corporate Bonds and Notes		4%
Financial & Lease	4%
Total		100%
(1)	Percentage of total investments as of May 31, 2024.

C000234180 [Member]
Shareholder Report [Line Items]
Fund Name	Stone Harbor Local Markets Fund
Class Name	Class I
Trading Symbol	SHLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2024, the Fund’s Class I shares at NAV returned 4.92%. For the same period, the J.P. Morgan EMBI Global Diversified Index, a broad-based securities market index, returned 10.98% and the J.P. Morgan GBI-EM Global Diversified Index, which serves as the style-specific index, returned 5.09%.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What impacted Fund performance over the reporting period?
Foreign exchange (FX) exposure and duration positioning contributed positively to relative performance for the 12 months ended May 31, 2024. Security selection and taxes also enhanced relative returns for the period. In FX, underweights in the Chilean peso and the Chinese yuan enhanced performance, while an underweight exposure in the Egyptian pound and an overweight exposure in the Indonesian rupiah detracted from performance. Within duration positioning, or adjusting the portfolio’s sensitivity to changes in interest rates, underweights to fixed income in countries where rates were rising, such as China, Thailand, and Turkey, enhanced performance, while overweights to fixed income in countries where rates were falling, such as Brazil, Mexico, and South Africa, detracted from relative returns. Allocations to Egypt, Mexico, and South Africa contributed most to relative performance, while some of the positive attribution was offset by allocations to China, Indonesia, and Thailand.
FACTOR	IMPACT	SUMMARY
Egypt	Positive	Security selection and taxes contributed positively.
Turkey	Positive	Duration underweight, or reduced sensitivity to changes in interest rates, contributed as the central bank tightened monetary policy significantly.
Thailand	Negative	Security selection and taxes detracted from performance, although some of the negative attribution was offset by positive attribution from duration underweight.
China	Negative	Security selection and taxes detracted from relative returns, but some of the negative attribution was offset by underweights in FX exposure and duration positioning.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/24	1 Year	5 Years	10 Years
Virtus Stone Harbor Local Markets Fund (Class I/SHLMX) at NAV(1)	4.92%	(0.46)%	(1.67)%
J.P. Morgan EMBI Global Diversified Index	10.98%	0.52%	2.58%
J.P. Morgan GBI-EM Global Diversified Index	5.09%	-%	(0.66)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 7,339,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 13,000
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Fund net assets (‘000s)	$7,339
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$13
Portfolio turnover rate as of the end of the reporting period	133%

Holdings [Text Block]	Asset Allocation(1)
Foreign Government Securities		96%
Corporate Bonds and Notes		4%
Financial & Lease	4%
Total		100%
(1)	Percentage of total investments as of May 31, 2024.

C000234176 [Member]
Shareholder Report [Line Items]
Fund Name	Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class I
Trading Symbol	SHMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2024, the Fund’s Class I shares at NAV returned 16.57%. For the same period, the J.P. Morgan EMBI Global Diversified Index, a broad-based securities market index, returned 10.98%.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What impacted Fund performance over the reporting period?
Country selection decisions contributed positively to relative performance for the 12-month period ended May 31, 2024, as did issue selection. Out-of-benchmark exposures to hard currency corporate debt also enhanced performance. Some of the positive performance attribution was offset by exposure in local currency debt. Attribution from movements in U.S. Treasuries was negative during the period. In terms of regional performance, Latin America – particularly an overweight in Venezuela – was the top contributor to relative performance, while in Asia, underweights in several countries, including China, Indonesia, Malaysia, and the Philippines also contributed positively.
FACTOR	IMPACT	SUMMARY
Venezuela	Positive	Overweight exposure in Venezuela enhanced relative performance during the period as U.S. sanctions were suspended as part of agreement for the Maduro administration to allow for free and fair elections.
China	Positive	Underweight exposure in China enhanced relative returns as the Chinese economy failed to sustain economic momentum and meaningfully ease the property market crisis.
Angola	Negative	Issue selection detracted from performance.
Indonesia	Negative	Exposures in local currency debt detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/24	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class I/SHMDX) at NAV(1)	16.57%	0.99%	2.27%
J.P. Morgan EMBI Global Diversified Index	10.98%	0.52%	2.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 257,124,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,451,000
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Fund net assets (‘000s)	$257,124
Total number of portfolio holdings	283
Total advisory fee paid (‘000s)	$1,451
Portfolio turnover rate as of the end of the reporting period	123%

Holdings [Text Block]
Asset Allocation(1)
Foreign Government Securities		69%
Corporate Bonds and Notes		28%
Exploration & Production	11%
Electric	4%
Metals, Mining & Steel	3%
Financials	2%
Industrial Other	2%
Financial & Lease	2%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		2%
Credit Linked Note		1%
Total		100%
(1)	Percentage of total investments as of May 31, 2024.

C000234173 [Member]
Shareholder Report [Line Items]
Fund Name	Stone Harbor Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	VSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2024, the Fund’s Class A shares at NAV returned 10.93%. For the same period, the J.P. Morgan EMBI Global Diversified Index, a broad-based securities market index, returned 10.98% and the J.P. Morgan CEMBI Broad Diversified Index, which serves as the style-specific index, returned 9.46%.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The index limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. Qualifying corporate bonds have a face amount greater than USD 300 million and maturity greater than 2.5 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What impacted Fund performance over the reporting period?
Country exposures and issue selection contributed positively to Fund performance relative to its style-specific benchmark for the 12-month period ended May 31, 2024. Exposures in Latin America contributed most to relative performance. In other regions, overweight exposures in Ghana, Ukraine, and Macau, as well as underweight exposures in Qatar and China, enhanced performance. Issue selection in Brazil, Colombia, and Mexico were among the top positive contributors. In terms of industry attribution, overweight exposures and issue selection in exploration and production, electric, and gaming contributed positively, as did an underweight exposure and issue selection in financials. Issue selection in wireless was also a top contributor to performance. Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance during the period. Some of the positive performance attribution was offset by issue selection decisions in the Philippines and Indonesia.
FACTOR	IMPACT	SUMMARY
Mexico	Positive	Issue selection, particularly in Aeromexico and America Movil, enhanced relative returns.
Colombia	Positive	Overweight exposure and issue selection, particularly in Sierracol Energy and Gran Tierra Energy, enhanced relative returns.
The Philippines	Negative	Underweight exposure and issue selection, especially in SMC Global Power Holdings, detracted from relative performance.
Indonesia	Negative	Issue selection, particularly in Paiton Energy, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/24	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at NAV(1)	10.93%	4.28%
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP(2),(3)	6.77%	2.43%
J.P. Morgan EMBI Global Diversified Index	10.98%	2.87%
J.P. Morgan CEMBI Broad Diversified Index	9.46%	4.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,877,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Fund net assets (‘000s)	$6,877
Total number of portfolio holdings	147
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		100%
Financial & Lease	21%
Electric	15%
Exploration & Production	15%
Gaming	8%
Metals, Mining & Steel	5%
Midstream	4%
Chemicals	4%
Retail Food & Drug	3%
Services Other	3%
Technology	3%
All other Corporate Bonds and Notes	19%
Total		100%
(1)	Percentage of total investments as of May 31, 2024.